FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2017
FOREIGN EXCHANGE
FOREIGN EXCHANGE

11) FOREIGN EXCHANGE

($ thousands)	2017	2016	2015
Realized:
Foreign exchange (gain)/loss	$1,495	$108	$(8,705)
Translation of U.S. dollar cash held in Canada	10,978	—	—
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	(42,623)	(40,634)	160,791
Foreign exchange swap (gain)/loss	—	—	21,847
Foreign exchange (gain)/loss	$(30,150)	$(40,526)	$173,933